Annual Total Returns [BarChart] - Daily Income Fund - Daily Income Fund	Apr. 30, 2021
Bar Chart Table:
2011	0.01%
2012	0.01%
2013	0.01%
2014	0.01%
2015	0.01%
2016	0.01%
2017	0.18%
2018	1.08%
2019	1.43%
2020	0.19%